SCHEDULE OF MAXIMUM EXPOSURE TO CREDIT RISK FOR TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivable	$ 1,404	$ 1,181
EMEA [member[
IfrsStatementLineItems [Line Items]
Trade and other receivable	268	134
North America [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivable	$ 1,136	$ 1,047